Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended
	Apr. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2020	Jul. 22, 2020
Related Party Transaction [Line Items]
Outstanding balance of related party note		$ 945,000		$ 0	$ 945,000
Repayment of promissory note - related party					500,000
Fair Value of convertible note - related party		1,064,140			1,064,140
Due to related party		10,532			10,532
Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		945,000			945,000
Fair Value of convertible note - related party		$ 1,100,000			$ 1,100,000
Class A Ordinary shares
Related Party Transaction [Line Items]
Common stock, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share price, per share	$ 11.50
Class A Ordinary shares | Convertible Note
Related Party Transaction [Line Items]
Common stock, par value, (per share)	0.0001
Conversion price	$ 1.50
Chief Executive Officer | Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month				$ 10,000	$ 10,000
Expenses incurred and paid		$ 30,000	$ 0		90,000
Due to related party		10,000			10,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Outstanding balance of related party note				0
Due to related party		$ 1,000			$ 1,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 600,000
Outstanding balance of related party note				0			500,000
Loan conversion agreement warrant							$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 0
Price of warrant							$ 1.50